Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000016568
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,371	$ 16,453	$ 16,504	$ 16,094	$ 15,616	$ 15,306	$ 15,074	$ 14,155	$ 13,483	$ 13,591	$ 13,635	$ 14,201	$ 14,187	$ 13,731	$ 13,196	$ 13,934	$ 13,275	$ 13,728	$ 13,319	$ 13,072	$ 13,207	$ 12,405	$ 11,488	$ 11,974	$ 12,320	$ 12,724	$ 12,237	$ 11,671	$ 12,243	$ 12,200	$ 11,878	$ 12,142	$ 11,150	$ 11,331	$ 9,925	$ 9,322	$ 10,247	$ 10,886	$ 10,548	$ 11,798	$ 11,403	$ 12,243	$ 12,279	$ 12,689	$ 12,893	$ 12,081	$ 12,501	$ 12,339	$ 12,924	$ 12,852	$ 12,874	$ 13,182	$ 12,605	$ 12,384	$ 11,894	$ 11,589	$ 11,832	$ 11,252	$ 9,785	$ 10,317	$ 10,642	$ 10,177	$ 10,138	$ 9,741	$ 9,278	$ 8,561	$ 10,417	$ 11,328	$ 11,521	$ 11,085	$ 10,860	$ 10,368	$ 9,829	$ 10,155	$ 10,290	$ 9,760	$ 10,577	$ 10,245	$ 10,392	$ 10,145	$ 9,511	$ 9,836	$ 9,962	$ 10,712	$ 10,771	$ 10,985	$ 10,723	$ 10,927	$ 11,134	$ 11,102	$ 11,028	$ 11,570	$ 11,143	$ 11,082	$ 11,089	$ 10,874	$ 10,567	$ 10,522	$ 10,481	$ 10,553	$ 10,214	$ 9,880	$ 9,589	$ 9,219	$ 9,153	$ 8,816	$ 8,747	$ 8,810	$ 8,808	$ 8,699	$ 8,335	$ 8,832	$ 8,645	$ 8,704	$ 8,517	$ 8,754	$ 9,074	$ 9,272	$ 9,234	$ 8,783	$ 9,425
C000016571
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,115	16,219	16,281	15,888	15,424	15,130	14,908	14,006	13,352	13,467	13,519	14,088	14,083	13,637	13,115	13,857	13,211	13,670	13,271	13,032	13,175	12,382	11,472	11,966	12,320	12,733	12,253	11,695	12,275	12,240	11,923	12,197	11,207	11,399	9,990	9,387	10,325	10,975	10,642	11,910	11,520	12,376	12,421	12,840	13,055	12,241	12,674	12,518	13,119	13,053	13,084	13,407	12,826	12,610	12,116	11,813	12,067	11,481	9,993	10,542	10,880	10,410	10,377	9,976	9,508	8,778	10,688	11,628	11,835	11,395	11,170	10,669	10,121	10,464	10,608	10,067	10,919	10,580	10,738	10,489	9,838	10,180	10,320	11,103	11,172	11,398	11,134	11,352	11,573	11,547	11,477	12,047	11,609	11,553	11,567	11,352	11,037	11,001	10,966	11,046	10,700	10,357	10,056	9,678	9,616	9,267	9,200	9,271	9,274	9,168	8,787	9,317	9,128	9,195	9,004	9,257	9,603	9,818	9,784	9,312	10,000
C000149477
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,188	18,168	18,218	17,759	17,227	16,880	16,614	15,597	14,853	14,966	15,014	15,632	15,614	15,105	14,509	15,317	14,591	15,081	14,624	14,352	14,494	13,609	12,597	13,125	13,499	13,936	13,399	12,775	13,396	13,347	12,988	13,274	12,183	12,377	10,838	10,176	11,181	11,873	11,502	12,861	12,425	13,334	13,371	13,810	14,030	13,139	13,594	13,413	14,043	13,959	13,978	14,308	13,678	13,434	12,896	12,561	12,820	12,186	10,595	11,165	11,515	11,008	10,963	10,531	10,027	9,247	11,250	12,226	12,433	11,957	11,711	11,176	10,592	10,940	11,081	10,507	11,386	11,025	11,176	10,907	10,223	10,568	10,701	11,500	11,561	11,785	11,502	11,714	11,933	11,896	11,813	12,389	11,928	11,857	11,861	11,629	11,295	11,249	11,201	11,273	10,909	10,549	10,232	9,836	9,764	9,401	9,322	9,385	9,380	9,262	8,872	9,396	9,198	9,255	9,054	9,302	9,639	9,844	9,802	9,321	10,000
C000016572
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 18,927	17,922	17,974	17,521	16,997	16,657	16,399	15,397	14,661	14,775	14,823	15,434	15,414	14,915	14,330	15,129	14,410	14,897	14,449	14,181	14,324	13,449	12,451	12,976	13,346	13,781	13,251	12,635	13,251	13,202	12,850	13,133	12,059	12,251	10,727	10,074	11,071	11,755	11,389	12,738	12,309	13,212	13,248	13,685	13,904	13,024	13,475	13,296	13,925	13,843	13,864	14,192	13,568	13,328	12,795	12,465	12,723	12,095	10,517	11,085	11,433	10,931	10,886	10,457	9,960	9,185	11,177	12,150	12,355	11,886	11,640	11,109	10,532	10,878	11,020	10,451	11,324	10,964	11,119	10,853	10,172	10,516	10,648	11,448	11,509	11,733	11,453	11,667	11,884	11,850	11,770	12,343	11,887	11,817	11,822	11,592	11,261	11,216	11,170	11,244	10,880	10,521	10,207	9,815	9,743	9,382	9,306	9,370	9,368	9,251	8,859	9,386	9,187	9,246	9,047	9,297	9,634	9,843	9,801	9,320	10,000
C000016573
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,902,343	1,801,145	1,806,406	1,760,913	1,707,993	1,673,951	1,647,955	1,547,066	1,473,411	1,484,673	1,489,468	1,550,905	1,548,807	1,498,459	1,439,419	1,519,737	1,447,511	1,496,661	1,451,407	1,424,435	1,438,520	1,350,771	1,250,446	1,303,066	1,340,363	1,384,020	1,330,822	1,268,661	1,330,533	1,325,618	1,290,056	1,318,390	1,210,259	1,229,721	1,076,948	1,011,035	1,111,022	1,180,007	1,143,140	1,278,317	1,235,306	1,325,797	1,329,428	1,373,556	1,395,061	1,306,876	1,351,996	1,334,271	1,397,117	1,388,791	1,390,671	1,423,705	1,361,128	1,336,688	1,283,242	1,249,939	1,275,990	1,212,891	1,054,722	1,111,663	1,146,460	1,095,582	1,091,101	1,048,132	998,045	920,278	1,119,571	1,217,108	1,237,670	1,190,667	1,166,201	1,112,937	1,055,086	1,090,000	1,104,272	1,047,440	1,134,854	1,098,920	1,114,211	1,087,452	1,019,152	1,053,696	1,066,947	1,146,943	1,153,078	1,175,408	1,147,188	1,168,537	1,190,377	1,186,941	1,178,843	1,236,264	1,190,377	1,183,410	1,183,889	1,160,685	1,127,433	1,123,127	1,118,343	1,125,520	1,089,159	1,053,276	1,021,699	982,228	975,052	939,131	931,299	937,749	937,289	925,541	886,612	939,131	919,091	924,850	905,040	929,687	963,318	984,212	980,209	931,955	1,000,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Account Value	20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Account Value	20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Account Value	20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Account Value	20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Account Value	2,042,386	1,958,875	1,986,763	1,943,931	1,858,882	1,777,465	1,784,665	1,750,713	1,663,304	1,702,011	1,711,722	1,810,160	1,793,597	1,737,113	1,687,605	1,715,296	1,651,332	1,694,732	1,640,768	1,611,275	1,602,055	1,521,233	1,392,028	1,450,848	1,502,158	1,562,002	1,513,045	1,447,184	1,511,132	1,469,640	1,434,097	1,464,659	1,354,940	1,353,852	1,216,797	1,154,703	1,273,870	1,337,389	1,273,910	1,404,203	1,393,754	1,490,159	1,480,642	1,507,293	1,583,830	1,506,682	1,580,232	1,542,299	1,588,396	1,560,863	1,549,198	1,566,831	1,517,349	1,473,026	1,439,918	1,408,330	1,423,496	1,360,250	1,177,692	1,226,672	1,259,395	1,197,814	1,170,530	1,131,986	1,084,751	1,018,926	1,175,867	1,292,727	1,320,305	1,278,746	1,264,491	1,220,635	1,186,631	1,218,189	1,233,855	1,164,755	1,223,515	1,190,056	1,182,599	1,153,202	1,082,087	1,137,296	1,138,731	1,237,203	1,226,558	1,250,712	1,220,665	1,235,763	1,264,179	1,235,959	1,258,644	1,318,139	1,255,180	1,235,351	1,222,528	1,204,242	1,175,007	1,175,450	1,142,494	1,144,518	1,103,997	1,076,603	1,047,760	1,032,989	1,003,869	970,677	990,402	1,011,084	998,814	998,105	949,960	982,955	991,966	964,056	905,160	922,053	993,928	1,007,503	1,023,424	949,224	1,000,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	20,274	19,177	19,128	18,801	18,075	17,371	16,975	16,365	15,571	15,854	15,977	16,764	16,530	16,117	15,395	15,836	15,236	15,393	14,750	14,723	14,733	14,047	13,016	13,614	13,731	14,150	13,535	12,814	13,544	13,121	13,155	13,342	12,386	12,231	11,020	10,352	11,372	11,769	11,529	12,804	12,496	13,162	13,075	13,255	13,118	12,381	13,174	12,967	13,209	13,061	13,093	13,402	12,953	12,711	12,297	11,738	11,830	11,328	9,524	9,924	10,402	9,826	9,807	9,470	9,190	8,723	10,602	11,710	12,149	11,721	11,675	11,268	10,750	11,210	11,468	10,888	11,557	11,294	11,352	11,166	10,465	11,003	11,065	11,852	11,612	12,050	11,714	11,864	12,402	12,031	12,328	12,943	12,280	12,095	11,987	11,895	11,539	11,612	11,236	11,202	10,949	10,724	10,432	10,361	10,112	9,669	9,729	9,707	9,614	9,461	8,988	9,458	9,611	9,246	8,674	8,845	9,628	9,817	10,067	9,377	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	20,274	19,177	19,128	18,801	18,075	17,371	16,975	16,365	15,571	15,854	15,977	16,764	16,530	16,117	15,395	15,836	15,236	15,393	14,750	14,723	14,733	14,047	13,016	13,614	13,731	14,150	13,535	12,814	13,544	13,121	13,155	13,342	12,386	12,231	11,020	10,352	11,372	11,769	11,529	12,804	12,496	13,162	13,075	13,255	13,118	12,381	13,174	12,967	13,209	13,061	13,093	13,402	12,953	12,711	12,297	11,738	11,830	11,328	9,524	9,924	10,402	9,826	9,807	9,470	9,190	8,723	10,602	11,710	12,149	11,721	11,675	11,268	10,750	11,210	11,468	10,888	11,557	11,294	11,352	11,166	10,465	11,003	11,065	11,852	11,612	12,050	11,714	11,864	12,402	12,031	12,328	12,943	12,280	12,095	11,987	11,895	11,539	11,612	11,236	11,202	10,949	10,724	10,432	10,361	10,112	9,669	9,729	9,707	9,614	9,461	8,988	9,458	9,611	9,246	8,674	8,845	9,628	9,817	10,067	9,377	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	20,274	19,177	19,128	18,801	18,075	17,371	16,975	16,365	15,571	15,854	15,977	16,764	16,530	16,117	15,395	15,836	15,236	15,393	14,750	14,723	14,733	14,047	13,016	13,614	13,731	14,150	13,535	12,814	13,544	13,121	13,155	13,342	12,386	12,231	11,020	10,352	11,372	11,769	11,529	12,804	12,496	13,162	13,075	13,255	13,118	12,381	13,174	12,967	13,209	13,061	13,093	13,402	12,953	12,711	12,297	11,738	11,830	11,328	9,524	9,924	10,402	9,826	9,807	9,470	9,190	8,723	10,602	11,710	12,149	11,721	11,675	11,268	10,750	11,210	11,468	10,888	11,557	11,294	11,352	11,166	10,465	11,003	11,065	11,852	11,612	12,050	11,714	11,864	12,402	12,031	12,328	12,943	12,280	12,095	11,987	11,895	11,539	11,612	11,236	11,202	10,949	10,724	10,432	10,361	10,112	9,669	9,729	9,707	9,614	9,461	8,988	9,458	9,611	9,246	8,674	8,845	9,628	9,817	10,067	9,377	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	20,274	19,177	19,128	18,801	18,075	17,371	16,975	16,365	15,571	15,854	15,977	16,764	16,530	16,117	15,395	15,836	15,236	15,393	14,750	14,723	14,733	14,047	13,016	13,614	13,731	14,150	13,535	12,814	13,544	13,121	13,155	13,342	12,386	12,231	11,020	10,352	11,372	11,769	11,529	12,804	12,496	13,162	13,075	13,255	13,118	12,381	13,174	12,967	13,209	13,061	13,093	13,402	12,953	12,711	12,297	11,738	11,830	11,328	9,524	9,924	10,402	9,826	9,807	9,470	9,190	8,723	10,602	11,710	12,149	11,721	11,675	11,268	10,750	11,210	11,468	10,888	11,557	11,294	11,352	11,166	10,465	11,003	11,065	11,852	11,612	12,050	11,714	11,864	12,402	12,031	12,328	12,943	12,280	12,095	11,987	11,895	11,539	11,612	11,236	11,202	10,949	10,724	10,432	10,361	10,112	9,669	9,729	9,707	9,614	9,461	8,988	9,458	9,611	9,246	8,674	8,845	9,628	9,817	10,067	9,377	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	$ 2,027,441	$ 1,917,681	$ 1,912,767	$ 1,880,101	$ 1,807,549	$ 1,737,099	$ 1,697,521	$ 1,636,494	$ 1,557,058	$ 1,585,378	$ 1,597,684	$ 1,676,424	$ 1,652,965	$ 1,611,707	$ 1,539,537	$ 1,583,623	$ 1,523,592	$ 1,539,334	$ 1,475,004	$ 1,472,327	$ 1,473,317	$ 1,404,698	$ 1,301,555	$ 1,361,435	$ 1,373,086	$ 1,415,039	$ 1,353,493	$ 1,281,449	$ 1,354,384	$ 1,312,103	$ 1,315,507	$ 1,334,203	$ 1,238,596	$ 1,223,144	$ 1,102,018	$ 1,035,245	$ 1,137,198	$ 1,176,909	$ 1,152,898	$ 1,280,386	$ 1,249,623	$ 1,316,213	$ 1,307,490	$ 1,325,506	$ 1,311,835	$ 1,238,091	$ 1,317,350	$ 1,296,671	$ 1,320,916	$ 1,306,123	$ 1,309,320	$ 1,340,193	$ 1,295,333	$ 1,271,064	$ 1,229,684	$ 1,173,767	$ 1,182,991	$ 1,132,811	$ 952,443	$ 992,406	$ 1,040,169	$ 982,645	$ 980,741	$ 946,976	$ 919,021	$ 872,331	$ 1,060,164	$ 1,170,980	$ 1,214,912	$ 1,172,110	$ 1,167,490	$ 1,126,836	$ 1,074,962	$ 1,121,013	$ 1,146,803	$ 1,088,794	$ 1,155,693	$ 1,129,380	$ 1,135,152	$ 1,116,583	$ 1,046,539	$ 1,100,337	$ 1,106,494	$ 1,185,186	$ 1,161,180	$ 1,205,010	$ 1,171,383	$ 1,186,427	$ 1,240,177	$ 1,203,113	$ 1,232,815	$ 1,294,321	$ 1,228,015	$ 1,209,475	$ 1,198,731	$ 1,189,519	$ 1,153,930	$ 1,161,175	$ 1,123,591	$ 1,120,207	$ 1,094,852	$ 1,072,353	$ 1,043,177	$ 1,036,093	$ 1,011,194	$ 966,930	$ 972,936	$ 970,670	$ 961,376	$ 946,064	$ 898,830	$ 945,779	$ 961,061	$ 924,603	$ 867,394	$ 884,494	$ 962,816	$ 981,727	$ 1,006,704	$ 937,690	$ 1,000,000